DERIVATIVE LIABILITY (Schedule of continuity of derivative liabilities) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Derivative [Line Items]
Beginning balance	$ 1,006,368	$ 9,759,127
Fair value adjustment on derivative liabilities	(742,483)	(8,576,290)
Settlement of Phantom earn out		(677,939)
Effect of foreign exchange	(24,185)	501,470
Ending balance	239,700	1,006,368
Convertible promissory notes [Member]
Derivative [Line Items]
Beginning balance	0	485,157
Fair value adjustment on derivative liabilities	0	(485,157)
Settlement of Phantom earn out		0
Effect of foreign exchange	0	0
Ending balance	0	0
Earn out shares [Member]
Derivative [Line Items]
Beginning balance	1,006,368	9,273,970
Fair value adjustment on derivative liabilities	(742,483)	(8,091,133)
Settlement of Phantom earn out		(677,939)
Effect of foreign exchange	(24,185)	501,470
Ending balance	$ 239,700	$ 1,006,368